Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details)	Dec. 31, 2014	Dec. 31, 2013
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	640,012,160
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved	2,878,176,366
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	9,892,201
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	942,715
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	524,917,342
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	104,259,902